2 SIGNIFICANT ACCOUNTING POLICIES: Business combinations (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Business combinations

Business combinations

The acquisition of a business is accounted for using the acquisition method. The consideration for an acquisition is measured at the aggregate of the fair values, at the date of exchange, of the assets transferred, the liabilities incurred to former owners of the acquired business, and equity instruments issued by the acquirer in exchange for control of the acquired business. The acquired business’ identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 are recognized at their fair values at the acquisition date, except for income taxes which are measured in accordance with IAS 12, Income Taxes. To the extent that the aggregate of the fair value of consideration paid, the amount of any noncontrolling interest and the fair value of any previously held interest in the acquiree exceeds the fair value of the net identifiable tangible and intangible assets, goodwill is recognized. To the extent that this excess is negative, the excess is recognized as a gain in income.